INVESTMENT INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT INCOME
Investment income from disposal of business and long-term equity investments	¥ 13,754	¥ 82	¥ 37,525
Dividend income from holding of other equity instrument investments	76	34	156
Others	230	182	63
Total investment income	¥ 14,060	¥ 298	37,744
Net gain from disposal of long-term equity investments			¥ 37,731